UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2012
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         October 31, 2012
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   145 Items

Form 13F Information Table Value Total:   $710,297 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
AGRIUM INC                       COM            008916108      16967    164000 SH        SOLE                164000    -      -
AIR PRODUCTS & CHEMICALS INC     COM            009158106         84      1020 SH        SOLE                  1020    -      -
ALLSTATE CORP                    COM            020002101        136      3440 SH        SOLE                  3440    -      -
AMAZON.COM INC                   COM            023135106       3637     14299 SH        DEFINED              14299    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101         48      1100 SH        SOLE                  1100    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1661     29219 SH        DEFINED              29219    -      -
AMGEN INC                        COM            031162100       3184     37772 SH        DEFINED              37772    -      -
AMPHENOL CORP                    CL A           032095101         85      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1040     14875 SH        DEFINED              14875    -      -
APPLE INC                        COM            037833100      11831     17735 SH        DEFINED              17735    -      -
BAIDU INC                        SPON ADR REP A 056752108       3507     30000 SH        SOLE                 30000    -      -
BANK OF AMERICA CORP             COM            060505104       1645    186279 SH        DEFINED             186279    -      -
BANK OF NEW YORK MELLON CORP     COM            064058100       1254     55447 SH        DEFINED              55447    -      -
BED BATH & BEYOND INC            COM            075896100       2150     34124 SH        DEFINED              34124    -      -
BORGWARNER INC                   COM            099724106         71      1030 SH        SOLE                  1030    -      -
BRISTOL MYERS-SQUIBB             COM            110122108       9301    275572 SH        DEFINED             275572    -      -
BROADCOM CORP                    CL A           111320107       2645     76509 SH        DEFINED              76509    -      -
BROWN-FORMAN CORP                CL B           115637209      13771    211050 SH        SOLE                211050    -      -
CAMPBELL SOUP CO                 COM            134429109      10655    306000 SH        SOLE                306000    -      -
CARNIVAL CORP                    PAIRED CTF     143658300      16499    452900 SH        SOLE                452900    -      -
CELGENE CORP                     COM            151020104         91      1190 SH        SOLE                  1190    -      -
CHEVRON CORP                     COM            166764100      22868    196189 SH        DEFINED             196189    -      -
CHUBB CORP                       COM            171232101      17633    231168 SH        DEFINED             231168    -      -
CITRIX SYSTEMS INC               COM            177376100       2185     28547 SH        DEFINED              28547    -      -
COCA-COLA CO                     COM            191216100       1793     47260 SH        DEFINED              47260    -      -
COMERICA INC                     COM            200340107       1171     37698 SH        DEFINED              37698    -      -
CONSOLIDATED EDISON INC          COM            209115104      10942    182700 SH        SOLE                182700    -      -
CORNING INC.                     COM            219350105       3521    267728 SH        DEFINED             267728    -      -
COVANCE INC                      COM            222816100        143      3060 SH        SOLE                  3060    -      -
CUMMINS INC                      COM            231021106       2146     23272 SH        DEFINED              23272    -      -
DEERE & CO                       COM            244199105      11969    145130 SH        DEFINED             145130    -      -
DENBURY RESOURCES INC            COM NEW        247916208         93      5770 SH        SOLE                  5770    -      -
THE WALT DISNEY CO.              COM DISNEY     254687106       1069     20457 SH        DEFINED              20457    -      -
DISCOVER FINANCIAL SERVICES      COM            254709108       3761     94659 SH        DEFINED              94659    -      -
DOW CHEMICAL                     COM            260543103       2119     73171 SH        DEFINED              73171    -      -
DU PONT (E.I.)DE NEMOURS         COM            263534109       8144    162000 SH        SOLE                162000    -      -
EATON CORP                       COM            278058102      19419    410800 SH        SOLE                410800    -      -
EBAY INC                         COM            278642103       3341     69067 SH        DEFINED              69067    -      -
EMERSON ELECTRIC CO              COM            291011104         31       640 SH        SOLE                   640    -      -
F5 NETWORKS INC                  COM            315616102        174      1660 SH        SOLE                  1660    -      -
FLUOR CORP                       COM            343412102       2861     50839 SH        DEFINED              50839    -      -
FORD MOTOR CO                    COM PAR $0.01  345370860        184     18660 SH        SOLE                 18660    -      -
GAP INC                          COM            364760108        152      4250 SH        SOLE                  4250    -      -
GENERAL ELECTRIC CO              COM            369604103       3434    151197 SH        DEFINED             151197    -      -
GENERAL MILLS INC                COM            370334104       6727    168800 SH        SOLE                168800    -      -
GILEAD SCIENCES INC              COM            375558103         42       640 SH        SOLE                   640    -      -
GRAINGER W W INC                 COM            384802104       3377     16207 SH        DEFINED              16207    -      -
HARSCO CORP                      COM            415864107        144      6990 SH        SOLE                  6990    -      -
HARTFORD FINL SVCS GRP           COM            416515104      25446   1308951 SH        DEFINED            1308951    -      -
HEINZ H J CO                     COM            423074103      13444    240280 SH        SOLE                240280    -      -
HERSHEY CO                       COM            427866108      19551    275789 SH        DEFINED             275789    -      -
HOME DEPOT INC                   COM            437076102      17055    282500 SH        SOLE                282500    -      -
HONEYWELL INTERNATIONAL          COM            438516106       2655     44427 SH        DEFINED              44427    -      -
HUDSON CITY BANCORP INC          COM            443683107        199     25030 SH        SOLE                 25030    -      -
INFOSYS LTD                      SPONSORED ADR  456788108       5102    105100 SH        SOLE                105100    -      -
INTEL CORP                       COM            458140100       2445    107914 SH        DEFINED             107914    -      -
INTL BUSINESS MACHINES CORP      COM            459200101       4006     19310 SH        DEFINED              19310    -      -
JOHNSON & JOHNSON                COM            478160104       1793     26021 SH        DEFINED              26021    -      -
KLA-TENCOR CORPORATION           COM            482480100       8640    181115 SH        DEFINED             181115    -      -
KEYCORP                          COM            493267108       1146    131116 SH        DEFINED             131116    -      -
KIMBERLY CLARK CORP              COM            494368103       8535     99500 SH        SOLE                 99500    -      -
LSI LOGIC CORP                   COM            502161102         52      7500 SH        SOLE                  7500    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         32       450 SH        SOLE                   450    -      -
LILLY ELI & CO                   COM            532457108       1558     32867 SH        DEFINED              32867    -      -
LIMITED BRANDS INC               COM            532716107      14162    287500 SH        SOLE                287500    -      -
MARSH & MCLENNAN COS             COM            571748102         37      1100 SH        SOLE                  1100    -      -
MARRIOTT INTERNATIONAL           CL A           571903202      22419    573385 SH        DEFINED             573385    -      -
MCCORMICK & CO                   COM NON VTG    579780206         87      1400 SH        SOLE                     -    -   1400
MCDONALDS CORP                   COM            580135101        950     10358 SH        DEFINED              10358    -      -
MICROSOFT CORP                   COM            594918104       3874    130173 SH        DEFINED             130173    -      -
MORGAN STANLEY                   COM NEW        617446448       1782    106426 SH        DEFINED             106426    -      -
NATIONAL OILWELL VARCO INC       COM            637071101      15347    191578 SH        DEFINED             191578    -      -
NEWELL RUBBERMAID INC            COM            651229106         81      4220 SH        SOLE                  4220    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105      17428    276200 SH        DEFINED             276200    -      -
PPG INDUSTRIES INC               COM            693506107      16560    144200 SH        SOLE                144200    -      -
PEABODY ENERGY CORP              COM            704549104         71      3180 SH        SOLE                  3180    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        227     18730 SH        SOLE                 18730    -      -
PERRIGO CO                       COM            714290103       1461     12578 SH        DEFINED              12578    -      -
PETSMART                         COM            716768106       1553     22510 SH        DEFINED              22510    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       1885     20962 SH        DEFINED              20962    -      -
PIONEER NATURAL RESOURCES CO     COM            723787107       1356     12985 SH        DEFINED              12985    -      -
PRICELINE COM INC                COM NEW        741503403         74       120 SH        SOLE                   120    -      -
PROCTER AND GAMBLE CO            COM            742718109         97      1400 SH        SOLE                  1400    -      -
PROGRESSIVE CORP                 COM            743315103         42      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        516     33287 SH        SOLE                 33287    -      -
QUALCOMM INC                     COM            747525103       2895     46338 SH        DEFINED              46338    -      -
SCHLUMBERGER LTD                 COM            806857108      17447    241217 SH        DEFINED             241217    -      -
SEMPRA ENERGY                    COM            816851109         28       440 SH        SOLE                   440    -      -
SOUTHERN CO                      COM            842587107       1781     38637 SH        DEFINED              38637    -      -
STARBUCKS CORP                   COM            855244109       1709     33697 SH        DEFINED              33697    -      -
SYMANTEC CORP                    COM            871503108         55      3060 SH        SOLE                  3060    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        325      5520 SH        SOLE                  5520    -      -
TIFFANY & CO                     COM            886547108      23930    386709 SH        DEFINED             386709    -      -
TOLL BROTHERS                    COM            889478103       3235     97366 SH        DEFINED              97366    -      -
TORCHMARK CORP                   COM            891027104         55      1080 SH        SOLE                  1080    -      -
US BANCORP                       COM NEW        902973304      20240    590093 SH        DEFINED             590093    -      -
ULTRA PETROLEUM CORP             COM            903914109         11       510 SH        SOLE                   510    -      -
UNITED PARCEL SERVICE            CL B           911312106       1614     22545 SH        DEFINED              22545    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         67       860 SH        SOLE                   860    -      -
VMWARE INC                       CL A COM       928563402        114      1180 SH        SOLE                  1180    -      -
WAL-MART STORES INC              COM            931142103       2078     28152 SH        DEFINED              28152    -      -
WELLS FARGO & COMPANY            COM            949746101      22218    643433 SH        DEFINED             643433    -      -
XILINX INC                       COM            983919101         87      2600 SH        SOLE                  2600    -      -
YUM BRANDS INC                   COM            988498101        111      1680 SH        SOLE                  1680    -      -
AT&T INC                         COM            00206R102      13950    370029 SH        DEFINED             370029    -      -
ACTIVISION BLIZZARD INC          COM            00507V109         54      4820 SH        SOLE                  4820    -      -
ADOBE SYSTEMS INC                COM            00724F101         42      1310 SH        SOLE                  1310    -      -
AKAMAI TECHNOLOGIES              COM            00971T101        160      4190 SH        SOLE                  4190    -      -
AMERICAN TOWER REIT INC          COM            03027X100         86      1200 SH        SOLE                  1200    -      -
BIOGEN IDEC INC                  COM            09062X103       1295      8681 SH        DEFINED               8681    -      -
CONOCOPHILLIPS                   COM            20825C104       2107     36853 SH        DEFINED              36853    -      -
CONSOL ENERGY INC                COM            20854P109         36      1200 SH        SOLE                  1200    -      -
D R HORTON INC                   COM            23331A109      35275   1710292 SH        DEFINED            1710292    -      -
DELL INC                         COM            24702R101         24      2400 SH        SOLE                  2400    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102      13691    208036 SH        DEFINED             208036    -      -
DOMINION RESOURCES INC/VA        COM            25746U109       1593     30099 SH        DEFINED              30099    -      -
ENGILITY HOLDINGS INC            COM            29285W104          1        74 SH        SOLE                    74    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         54       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS HOLDING CO       COM            30219G108        127      2020 SH        SOLE                  2020    -      -
EXXON MOBIL CORPORATION          COM            30231G102       5578     60997 SH        DEFINED              60997    -      -
FLOWSERVE CORP                   COM            34354P105        156      1220 SH        SOLE                  1220    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857      23811    601585 SH        DEFINED             601585    -      -
GOLDMAN SACHS GROUP              COM            38141G104        261      2300 SH        SOLE                  2300    -      -
GOOGLE INC                       CL A           38259P508       1670      2214 SH        DEFINED               2214    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101       1838     48900 SH        SOLE                 48900    -      -
ICICI BANK LTD                   ADR            45104G104         20       500 SH        SOLE                   500    -      -
JPMORGAN CHASE & CO              COM            46625H100       1830     45218 SH        DEFINED              45218    -      -
KRAFT FOODS INC                  CL A           50075N104       2682     64868 SH        DEFINED              64868    -      -
MERCK & CO INC                   COM            58933Y105      26791    594100 SH        SOLE                594100    -      -
METLIFE INC                      COM            59156R108         27       770 SH        SOLE                   770    -      -
MOLSON COORS BREWING CO          CL B           60871R209        319      7070 SH        SOLE                  7070    -      -
MONSANTO CO /NEW                 COM            61166W101       2538     27885 SH        DEFINED              27885    -      -
NVIDIA CORP                      COM            67066G104        234     17550 SH        SOLE                 17550    -      -
PPL CORPORATION                  COM            69351T106         28       950 SH        SOLE                   950    -      -
SLM CORP                         COM            78442P106         32      2020 SH        SOLE                  2020    -      -
SALESFORCE COM INC               COM            79466L302       1695     11104 SH        DEFINED              11104    -      -
SANDISK CORP                     COM            80004C101         89      2060 SH        SOLE                  2060    -      -
STARWOOD HOTELS&RESORTS          COM            85590A401      16095    277700 SH        SOLE                277700    -      -
TRW AUTOMOTIVE HOLDINGS CORP     COM            87264S106        149      3400 SH        SOLE                  3400    -      -
UNITEDHEALTH GROUP INC           COM            91324P102       2481     44779 SH        DEFINED              44779    -      -
VERIZON COMMUNICATIO             COM            92343V104      13745    301620 SH        SOLE                301620    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103        167     13180 SH        SOLE                 13180    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105        133     14530 SH        SOLE                 14530    -      -
ACE LTD                          SHS            H0023R105         49       650 SH        SOLE                   650    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         13       300 SH        SOLE                   300    -      -